UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                        ----------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      V3 Capital Management, L.P.
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Address:   535 Madison Avenue
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           New York, NY  10022
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           --------------------------------------------------
Form 13F File Number:
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Charles Fitzgerald
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Title:     Senior Managing Member of General Partner
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Phone:     212-421-7548
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Signature, Place, and Date of Signing:

  /s/ Charles Fitzgerald       New York, New York            5/11/12
------------------------   ------------------------------  ----------

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Report Type (Check only one.):

[ X ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   )  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:            12
                                               -------------

Form 13F Information Table Value Total:          81,861
                                               -------------
                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

















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


        Name of        Title of        Value  Shrs of    SH/   PUT/ Investme Other
         Issuer        Class   CUSIP  (x1000)  PRN AMT  PRN   CALL  DiscretiManagers  Sole  Shared

AGREE REALTY CORP CMN   COM  008492100    1586    70233               Sole            Sole
ALEXANDERS INC. CMN     COM  014752109    3593     9121               Sole            Sole
CAPITAL SENIOR LIVING   COM  140475104    7684   831596               Sole            Sole
CHATHAM LODGING TR CMN  COM  16208T102    4730   372731               Sole            Sole
COUSINS PPTYS INC CMN   COM  222795106   14321  1889318               Sole            Sole
CUBESMART CMN           COM  229663109    7118   598126               Sole            Sole
EQUITY LIFESTYLE PROP   COM  29472R108   17874   256294               Sole            Sole
POST PROPERTIES INC CMN COM  737464107    3571    76199               Sole            Sole
RLJ LODGING TRUST CMN   COM  74965L101    1899   101910               Sole            Sole
SELECT INCOME REIT CMN  COM  81618T100    5645   250000               Sole            Sole
TERRENO REALTY CORP     COM  88146M101   12747   890753               Sole            Sole
THOMAS PPTYS GROUP INC  COM  884453101    1095   238597               Sole            Sole



